Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions

Note 15—Provisions

Development in provisions is specified below:

2023
(EUR’000)
Provisions
At January 1	7,339
Net additions	28,293
Reversals and other adjustments	(1,904)
Foreign exchange translation	(1,009)
At December 31	32,719